SmartETFs Sustainable Energy II ETF

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 95.3%	Value ($)

	Electrification: 39.6%
1,264	Aptiv PLC	$188,298
2,576	Gentherm Inc.*	208,476
2,896	Hella GmbH & Co. KGaA	202,795
4,624	Infineon Technologies AG	190,320
1,968	Itron Inc.*	148,840
4,752	Johnson Matthey PLC	171,942
272	LG Chem Ltd.	178,196
4,272	ON Semiconductor Corporation*	195,529
320	Samsung SDI Co., Ltd.	193,974
1,280	Schneider Electric SE	213,405
3,472	Sensata Technologies Holding*	189,988
		2,081,763
	Energy Efficiency: 10.6%
3,008	Ameresco Inc.*	175,757
1,056	Hubbell Inc.	190,788
15,184	Nibe Industrier AB - B Shares	191,991
		558,536

	Renewable Energy Generation: 28.5%
3,056	Albioma SA	120,383
96,000	China Longyuan Power Group Corp Ltd.	237,265
202,000	China Suntien Green Energy Corp Ltd.	202,397
544	Enphase Energy Inc.	81,584
18,240	Iberdrola SA	183,518
2,640	Nextera Energy Inc.	207,293
1,568	Ormat Technologies Inc.	104,444
6,208	Siemens Gamesa Renewable Energy SA	158,381
13,808	TransAlta Renewables Inc.	207,038
		1,502,303

	Renewable Equipment Manufacturing: 16.6%
4,144	Canadian Solar Inc.*	143,341
2,080	First Solar Inc.*	198,557
336	Solaredge Technologies Inc.*	89,114
1,856	TPI Composites Inc.*	62,640
4,560	Vestas Wind Systems A/S	182,934
96,000	Xinyi Solar Holdings Ltd.	196,817
		873,403

	Total Common Stocks (Cost $4,951,968)	$5,016,005

	Total Investments (Cost $4,951,968)- 95.3%	5,016,005
	Other Assets in Excess of Liabilities - 4.7%	246,780
	Total Net Assets - 100.0%	$5,262,785

*	Non-income producing security.

PLC - Public Limited Company